           As filed with the Securities and Exchange Commission on March 3, 2000
                                               Securities Act File No. 333-70423
                               Investment Company Act of 1940 File No. 811-09195



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/


                         Pre-Effective Amendment No. / /
                      Post-Effective Amendment No. 2 /X/



                                       and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
                              Amendment No. 4 /X/


                           SA Funds - Investment Trust
                (Formerly known as RWB Funds - Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                         1190 Saratoga Avenue, Suite 200
                           San Jose, California 95129
               (Address of Principal Executive Office) (Zip Code)

                  Registrant's Telephone Number (408) 260-3143


                                Michael Gillespie
                      Vice President and Associate Counsel
                       State Street Bank and Trust Company
                              2 Avenue de Lafayette
                        Boston, Massachusetts 02111-1724
                     (Name and Address of Agent for Service)


                                   Copies to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                          San Francisco, CA 94104-2635

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement is declared effective.


It is proposed that this filing will become effective:  (check appropriate box)

                         immediately upon filing pursuant to paragraph (b)
                    ----
                     X   on March 31, 2000 pursuant to paragraph (b)
                    ----
                         60 days after filing pursuant to paragraph (a)(1)
                    ----
                         75 days after filing pursuant to paragraph
                    ----
                         (a)(2) on pursuant to paragraph (a)(2) of Rule 485.
                    ----



If appropriate, check the following box:
                     X   This post-effective amendment designates a new
                    ----
                         effective date for a previously filed post-effective amendment.

                           SA FUNDS - INVESTMENT TRUST

                              CROSS-REFERENCE SHEET
                             Pursuant to Rule 495(a)

Items in Part A of Form N-1A                       Heading
----------------------------                       -------
1.  Front and Back Cover Pages                     Cover

2.  Risk/Return Summary: Investments, Risks, and   Risk/Return Summary - Goal, Principal
Performance                                        Investment Strategies, Principal Risks

3.  Risk/Return Summary: Fee Table                 Risk/Return Summary - Fees and Expenses

4.  Investment Objectives; Principal Investment    Risk/Return Summary - Goal, Principal
Strategies, and Related Risks                      Investment Strategies, Principal Risks;
                                                   More About SA Funds

5.  Management's Discussion of Fund Performance    Not Applicable

6.  Management, Organization, and Capital          Management
Structure

7.  Shareholder Information                        Your Account

8.  Distribution Arrangements                      Your Account

9.  Financial Highlights Information               Not Applicable

                           SA FUNDS - INVESTMENT TRUST

                              CROSS-REFERENCE SHEET
                       Pursuant to Rule 495(a) (CONTINUED)


Items in Part B of Form N-1A                        Heading
----------------------------                        -------
10.  Cover Page and Table of Contents               Cover and Table of Contents

11.  Fund History                                   History and General Information

12.  Description of the Fund and Its Investments    Description of the Funds and Their
and Risks                                           Investments and Risks

13.  Management of the Fund                         Management of the Trust

14.  Control Persons and Principal Holders of       Control Persons and Principal Holders of
Securities                                          Securities

15.  Investment Advisory and Other Services         Investment Advisory and Other Services

16.  Brokerage Allocation and Other Practices       Brokerage Allocation and Other Practices

17.  Capital Stock and Other Securities             Information Concerning Shares

18.  Purchase, Redemption and Pricing of Shares     Purchase, Redemption and Pricing of Shares

19.  Taxation of the Fund                           Taxes

20.  Underwriters                                   Investment Advisory and Other Services -
                                                    Distribution

21.  Calculation of Performance Data                Performance Information

22.  Financial Statements                           Not Applicable

                           SA FUNDS - INVESTMENT TRUST

                              CROSS-REFERENCE SHEET
                       Pursuant to Rule 495(a) (CONTINUED)

Items in Part C of Form N-1A                       Heading
----------------------------                       -------
23.  Exhibits                                          Exhibits

24.  Persons Controlled by or Under Common Control     Persons Controlled by or Under Common
with Registrant                                        Control with Registrant

25.  Indemnification                                   Indemnification

26.  Business and Other Connections of the             Business and Other Connections of the
Investment Advisor                                     Investment Advisor

27.  Principal Underwriters                            Principal Underwriters

28.  Location of Accounts and Records                  Location of Accounts and Records

29.  Management Services                               Management Services

30.  Undertakings                                      Undertakings

                            SA FUNDS-INVESTMENT TRUST

     This Post-Effective Amendment No. 2 to the Registration Statement of SA Funds-Investment Trust is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 1 which was filed pursuant to Rule 485(a)(2) on December 21, 1999.

     The Prospectus and Statement of Additional Information for the SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund are not included in this filing.



     Part A: INFORMATION REQUIRED IN PROSPECTUS:

     The Prospectus for the SA U.S. Growth Fund and SA U.S. Value Fund is incorporated herein by reference to Post-Effective Amendment No. 1.

     Part B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for the SA U.S. Growth Fund and SA U.S. Value Fund is incorporated herein by reference to Post-Effective Amendment No. 1.

                            PART C: OTHER INFORMATION


ITEM 23.      EXHIBITS


         (i)      Agreement and Declaration of Trust(1)
         (ii)     Amendment to Agreement and Declaration of Trust(3)
     (b) (i)      By-Laws(1)
         (ii)     Amendment to By-Laws(3)
     (c)          Not Applicable
     (d) (i)      Investment Advisory and Administrative Services Agreement
                  with RWB Advisory Services Inc.(5)
         (ii)     Investment Sub-Advisory Agreement with Dimensional
                  Fund Advisors, Inc. (5)
         (iii)    Form of Investment Sub-Advisory Agreement(4)
         (iv)     Form of Investment Sub-Advisory Agreement(4)
     (e)          Distribution Agreement with RWB Securities Inc. (5)
     (f)          Not Applicable
     (g)          Custodian Contract with State Street Bank and Trust Company(3)
     (h) (i)      Sub-Administration Agreement with State Street Bank Trust
                  Company(5)
         (ii)     Form of Transfer Agency and Service Agreement with State
                  Street Bank and Trust Company(2)
         (iii)    Shareholder Servicing Agreement(5)
     (i) (i)      Opinion and Consent of Paul, Hastings, Janovsky & Walker
                  LLP with respect to SA Fixed Income Fund, SA U.S. Market Fund,
                  SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA
                  International HBtM Fund and SA International Small Company
                  Fund(3)
         (ii)     Opinion and Consent of Paul, Hastings, Janovsky & Walker LLP
                  with respect to SA U.S. Growth Fund and SA U.S. Value Fund(4)
     (j)          Not Applicable
     (k)          Not Applicable
     (l)          Initial Capital Agreement(3)
     (m)          Not Applicable
     (n)          Not Applicable
     (o)          Multi-Class Plan(3)
     (p)(i)       Powers of Attorney(2)
        (ii)      Powers of Attorney are filed herein.
-------------------------------



(1) Incorporated herein by reference from Registrant's Registration Statement on Form N-1A (the "Registration Statement") (File Nos. 333-70423, 811-09195) as filed with the U.S. Securities and Exchange Commission on January 11, 1999.
(2) Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission on June 9, 1999.
(3)    Incorporated herein by reference from Pre-Effective Amendment
No. 2 to the Registration Statement as filed with the Securities and Exchange Commission on July 15, 1999.
(4)    To be filed by Amendment.
(5) Incorporated herein by reference from Post-Effective Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission on December 21, 1999.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not applicable.


ITEM 25.      INDEMNIFICATION

         Indemnification of Registrant's principal underwriter against certain losses is provided for in the Distribution Agreement incorporated herein by reference to Exhibit (e) hereto.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims, demands and expenses (including reasonable attorneys' fees) whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

RWB Advisory Services Inc. performs investment advisory services for Registrant and institutional and individual investors.

Dimensional Fund Advisors Inc. performs investment advisory services for Registrant with respect to SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund and other investment companies and institutional and individual investors.

See the information concerning RWB Advisory Services Inc. set forth in Parts A and B of this Registration Statement.

RWB Advisory Services Inc. and Dimensional Fund Advisors Inc. are both investment advisers registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 26 of directors, officers or partners of RWB Advisory Services Inc. and Dimensional Fund Advisors Inc., together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such directors, officers or partners during the past two years, is incorporated herein by reference from Schedules B and D of Forms ADV filed by RWB Advisory Services Inc. (SEC File No. 801-55934) and Dimensional Fund Advisors Inc. (SEC File No. 801-16283), pursuant to the Advisers Act.

ITEM 27.      PRINCIPAL UNDERWRITERS

   (a)      Not Applicable
   (b)
             (1)                        (2)                        (3)

     NAME AND PRINCIPAL        POSITIONS AND OFFICES      POSITIONS AND OFFICES
      BUSINESS ADDRESS           WITH UNDERWRITER               WITH FUND

     John J. Bowen, Jr.      Chief Executive Officer,   Chief Executive Officer,
     RWB Securities Inc.     Registered Principal and     President and Trustee
    1190 Saratoga Avenue             President
          Suite 200
     San Jose, CA 95129

(c) Not Applicable

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain and preserve the records required by
Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such records will be maintained on behalf of the Registrant for the periods prescribed by the rules and regulations of the Commission under the 1940 Act and that such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

         (1)      RWB Advisory Services Inc.
                  1190 Saratoga Avenue, Suite 200
                  San Jose, California 95129

         (2)      Dimensional Fund Advisors Inc.
                  1299 Ocean Avenue, 11th Floor
                  Santa Monica, California 90401

         (3)      State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts 02110

         (4)      Boston Financial Data Services, Inc.
                  Two Heritage Drive
                  North Quincy, Massachusetts 02171

ITEM 29.      MANAGEMENT SERVICES

Not Applicable.

ITEM 30.      UNDERTAKING

Not Applicable

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 2 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended and the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 3rd day of March, 2000.


                               SA FUNDS - INVESTMENT TRUST

                               By:      * /s/ John J. Bowen, Jr.
                                        ------------------------
                                        John J. Bowen, Jr.
                                        President and Chief Executive Officer



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:

SIGNATURES                        TITLE                            DATE
----------                        -------                          ------


* /s/ John J. Bowen, Jr.          Trustee                          March 3, 2000
------------------------
John J. Bowen, Jr.

* /s/ Bryan W. Brown              Trustee                          March 3, 2000
------------------------
Bryan W. Brown

**/s/ David G. Booth             Trustee                          March 3, 2000
------------------------
David G. Booth

* /s/ Patrick Keating             Trustee                          March 3, 2000
------------------------
Patrick Keating

* /s/ Harold M. Shefrin           Trustee                          March 3, 2000
------------------------
Harold M. Shefrin

* /s/ Michael Clinton             Treasurer and Chief              March 3, 2000
------------------------          Financial and Accounting
Michael Clinton                   Officer


*By:     /s/ Francine S. Hayes                   **By: /s/ Alexander Potts
         ----------------------------                  ------------------------
         Francine S. Hayes                             Alexander Potts
         As Attorney-in-Fact

* and ** pursuant to powers of attorney filed herein.

                                Exhibit Index

Item No.           Exhibit

99(p)(ii)          Powers of Attorney